Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Acquisition Costs
Schedule of deferred acquisition costs

	December 31,
	2018	2019
Deferred Acquisition Costs
Balance, beginning of year	$0.1	$0.6
Add:
Premium taxes	1.2	3.2
Direct commissions	—	0.1
Less:
Amortization of net deferred acquisition costs	(0.7)	(2.1)
Balance, end of year	$0.6	$1.8
Other Insurance Expense
Amortization of net deferred acquisition costs	$0.7	$2.1
Period costs	3.5	7.5
Total other insurance expense	$4.2	$9.6